Rule 497(e)
File Nos. 333-72042; 811-10559

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
SEPARATE ACCOUNT ELEVEN
HV-4899 – PremierSolutions New Jersey Institutions of Higher Education

Supplement dated April 3, 2026 to Prospectus dated May 1, 2025

This supplement is regarding the following funds in the above-referenced product Prospectus. Effective February 1, 2026:

•MassMutual Core Bond Fund was renamed MML Barings Core Bond Fund. Additionally, "Current Expenses" changed from 0.44% to 0.43%
•MassMutual High Yield Fund was renamed MML Barings High Yield Fund. Additionally, "Current Expenses" changed from 0.64% to 0.65%.
•MassMutual Short-Duration Bond Fund was renamed MML Barings Short-Duration Bond Fund.

Accordingly, information for the above funds in the “Appendix A – Underlying Funds” section of the Prospectus is updated as follows (all other information in the “Appendix A – Underlying Funds” section of the Prospectus remains unchanged):

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Intermediate Core Bond	MML Barings Core Bond Fund – Class R5* (Effective February 1, 2026, MassMutual Core Bond Fund was renamed MML Barings Core Bond Fund)	0.43%	3.77%	0.44%	1.73%
	Adviser: MML Investment Advisers, LLC
	Subadviser: Barings LLC
US Fund High Yield Bond	MML Barings High Yield Fund – Class R5* (Effective February 1, 2026, MassMutual High Yield Fund was renamed MML Barings High Yield Fund)	0.65%	9.52%	4.36%	5.30%
	Adviser: MML Investment Advisers, LLC
	Subadviser: Barings LLC
US Fund Short-Term Bond	MML Barings Short-Duration Bond Fund – Class R4* (Effective February 1, 2026, MassMutual Short-Duration Bond Fund was renamed MML Barings Short-Duration Bond Fund)	0.91%	7.49%	1.31%	1.71%
	Adviser: MML Investment Advisers, LLC
	Subadviser: Barings LLC
* Denotes Underlying Funds and their investment advisers that have entered into temporary expense reimbursements and /or fee waivers. See the prospectus for the Underlying Fund for further information.

Please read this Supplement carefully and retain it for future reference.

2025-PROSUPP-58